Additional Financial Information - Receivables Transferred Under Individual Agreements or Purchases (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying value of receivables transferred and derecognized			$ 512.3	$ 400.5	$ 285.0
Net cash proceeds received			491.9	383.0	278.3
Loss recorded related to transfers of receivables			20.4	17.5	6.7
Third-Party Purchases | Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying value of receivables transferred and derecognized	$ 107.4	$ 104.3
Net cash proceeds received	104.1	101.6
Loss recorded related to transfers of receivables	3.3	2.7
Starz Business of Lions Gate Entertainment Corp
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying value of receivables transferred and derecognized	206.3	287.1	987.1	1,190.1	1,288.5
Net cash proceeds received from Lionsgate	0.0	49.8	85.5	183.7	172.9
Loss recorded related to transfers of receivables	1.7	2.2	7.5	6.7	2.7
Starz Business of Lions Gate Entertainment Corp | Third-Party Purchases
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net cash proceeds received	$ 204.6	$ 235.1	$ 894.0	$ 999.7	$ 1,112.9